CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Total revenues		$ 2,888,482
COST OF REVENUES
Total cost of revenues		3,833,684
GROSS PROFIT		(945,202)
OPERATING EXPENSES:
General and administrative	$ 1,968,710	884,121
(Recovery of) provision for expected credit losses	(62,132)	349,960
Impairment loss of miners		4,530,587
Stock compensation expense		42,009
Total operating expenses	1,906,578	5,806,677
LOSS FROM OPERATIONS	(1,906,578)	(6,751,879)
OTHER INCOME (EXPENSE)
Realized gain on sale/exchange of cryptocurrencies		92,680
Interest income	105,000
Interest expense	(473,064)	(138,725)
Other finance expenses	(544,431)	(260,234)
Total other expenses, net	(912,495)	(306,279)
LOSS BEFORE INCOME TAXES	(2,819,073)	(7,058,158)
NET LOSS	(2,819,073)	(7,058,158)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(13,742)
NET LOSS ATTRIBUTABLE TO BIT ORIGIN LTD	$ (2,805,331)	$ (7,058,158)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	8,191,177	3,549,353
Diluted	8,191,177	3,549,353
Earnings Per Share [Abstract]
LOSS PER SHARE, BASIC	$ (0.34)	$ (1.99)
LOSS PER SHARE, DILUTED	$ (0.34)	$ (1.99)
Cryptocurrencies mining revenue
REVENUES
Total revenues		$ 2,888,482
COST OF REVENUES
Total cost of revenues		$ 3,833,684